Leases - Leasing in the consolidated statements of cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Cash outflow for leases	€ 965,486	€ 1,013,913	€ 921,988
Future cash outflows from leases that have not yet begun	109,012	133,367	118,929
Potential future cash outflows resulting from purchase options, not reflected in the measurement of the lease liabilities	0	16,548	30,309
Potential future cash outflows resulting from extension options, not reflected in the measurement of the lease liabilities	7,213,730	7,547,505	7,229,433
Potential future cash outflows resulting from termination options, not reflected in the measurement of the lease liabilities	€ 2,956	€ 3,338	€ 3,095